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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom        MAY 8, 2008
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $2,621,354,471.69


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT 31 MARCH 2008

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
                                ITEM 2
                               - TITLE    ITEM 3                 ITEM 4:        ITEM 5:        ITEM 6:    ITEM 7:       ITEM 8:
ITEM 1 - STOCK NAME            OR CLASS  - CUSIP  PORTFOLIO        FMV           SHARES    INV DISCRETION MANAGER  VOTING AUTHORITY
-------------------           --------- --------- --------- ---------------- ------------- -------------- ------- ------------------
America Movil                 ADR       02364W105             338,287,715.37     5,311,473      sole         1    sole     4,099,359
                                                                                                                  none     1,212,114
Banco Macro Bansud            ADR       05961W105              39,317,850.00     1,551,000      sole         1    sole     1,372,600
                                                                                                                  none       178,400
Bancolombia                   ADR       05968L102              65,952,054.00     1,859,900      sole         1    sole     1,300,300
                                                                                                                  none       559,600
BMB Munai                     ORD       09656A105               8,754,592.00     1,609,300      sole         1    sole     1,609,300

Check Point Software          ORD       M22465104             267,458,060.80    11,940,092      sole         1    sole     9,240,061
                                                                                                                  none     2,700,031
Companhia Brasileira De Dist. ADR       20440T201             167,149,832.00     4,082,800      sole         1    sole     3,139,100
                                                                                                                  none       943,700
Credicorp                     ORD       G2519Y108             158,264,609.64     2,206,086      sole         1    sole     1,700,127
                                                                                                                  none       505,959
Embotelladora                 ADR       29081P204               8,797,115.25       456,993      sole         1    sole    232,893.00
                                                                                                                  none    224,100.00
Embotelladora                 ADR       29081P303              88,182,570.00     4,199,170      sole         1    sole     3,309,390
                                                                                                                  none       889,780
Femsa                         ADS       344419106             454,365,103.96    10,875,182      sole         1    sole     8,328,549
                                                                                                                  none     2,546,633
INFY US Infosys Technology
   Ltd                        ADR         2398822              15,742,663.16       440,108      sole         1    sole       418,755
                                                                                                                  none        21,353
Kookmin Bank Spons            ADR       50049M109                 235,410.00         4,200      sole         1    sole         4,200

Korea Electric Power Spon     ADR       500631106               7,757,632.00       515,800      sole         1    sole       474,400
                                                                                                                  none        41,400
Mobile Telesystems            ADR       607409109             168,765,036.40     2,224,984      sole         1    sole     1,717,148
                                                                                                                  none       507,836
Retalix                       ORD       M8215W109              11,956,749.42       842,618      sole         1    sole       842,618

Syneron Medical               ORD       M84116108              26,729,805.00     1,837,100      sole         1    sole     1,702,600
                                                                                                                  none       134,500
Taiwan Semiconductor Co       ADR       874039100             243,177,239.89    23,678,407      sole         1    sole    16,786,293
                                                                                                                  none     6,892,114
Tele Norte Leste              ADR       879246106             357,035,188.80    13,452,720      sole         1    sole    10,375,920
                                                                                                                  none     3,076,800
Teva Pharmaceuticals Spons    ADR       881624209             193,425,244.00     4,187,600      sole         1    sole     3,231,600
                                                                                                                  none       956,000
                                                            ----------------
                                                            2,621,354,471.69
                                                            ================
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